Filed with the U.S. Securities and Exchange Commission on December 18, 2017
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 806	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 808	☒
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609
Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103
It is proposed that this filing will become effective
[x]	immediately upon filing pursuant to paragraph (b)
[ ]	on pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment (“PEA”) No. 806 to the Advisors Series Trust’s (the “Trust”) Registration Statement of Form N-1A hereby incorporates by reference Parts A and B of the Trust’s Post-Effective Amendment No. 803, filed on November 22, 2017.  This PEA No. 806 is being filed for the sole purpose of submitting an exhibit.

PART C
(O’Shaughnessy Funds)

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i)
Amended Schedule A to the Investment Advisory Agreement dated September 11, 2014, was previously filed with Post-Effective Amendment No. 623 to the Registration Statement on Form N-1A on November 25, 2014, and is incorporated herein by reference.

(ii)
Amended Schedule A to the Investment Advisory Agreement dated December 3, 2015, was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(iii)	Amendment to the Investment Advisory Agreement – filed herewith.

(e)
Distribution Agreement dated June 3, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i)
First Amendment dated September 22, 2011, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(ii)
Second Amendment dated December 3, 2015, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment dated September 16, 2014, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 677 to the Registration Statement on Form N-1A on November 24, 2015, and is incorporated herein by reference.

(ii)
Amendment dated December 3, 2015, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 3, 2010, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B)
Amendment dated September 22, 2011, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(C)
Amendment dated December 3, 2015, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated June 3, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(C)
Amendment dated September 22, 2011, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(D)
Amendment dated December 3, 2015, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 3, 2010, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B)
Amendment dated September 22, 2011, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(C)
Amendment dated December 3, 2015, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(A)
Amended Appendix A dated October 17, 2011, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(v)	Powers of Attorney.

(A)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) dated December 11, 2008, was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Duree) dated January 29, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(C)
Power of Attorney (Woolson) dated January 15, 2016, was previously filed with the Post-Effective Amendment No. 689 to the Trust’s Registration Statement on Form N-1A on February 12, 2016, and is incorporated herein by reference.

(D)
Power of Attorney (Mertens) dated March 9, 2017, was previously filed with the Post-Effective Amendment No. 766 to the Trust’s Registration Statement on Form N-1A on March 27, 2017, and is incorporated herein by reference.

(vi)
Shareholder Servicing Plan dated August 16, 2010, was previously filed with Post-Effective Amendment No 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(A)
Amended Schedule A dated October 17, 2011, to the Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(B)
Amended Schedule A dated April 1, 2016, to the Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 742 to the Registration Statement on Form N-1A on November 22, 2016, and is incorporated herein by reference.

(i)	Legal Opinions.

(i)
Legal Opinion dated August 16, 2010, for O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Small/Mid Cap Growth Fund, O’Shaughnessy Global Equity Fund and O’Shaughnessy International Equity Fund was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(ii)
Legal Opinion dated February 24, 2016, for O’Shaughnessy Market Leaders Value Fund and O’Shaughnessy Small Cap Value Fund, was previously filed with Post-Effective Amendment No. 699 to the Registration Statement on Form N-1A on February 24, 2016, and is incorporated herein by reference.

(j)
Consent of Independent Registered Public Accounting Firm, was previously filed with Post-Effective Amendment No. 803 to the Trust’s Registration Statement on Form N-1A on November 22, 2017, and is incorporated herein by reference.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)
Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 323 to the Registration Statement on Form N-1A on June 16, 2010, and is incorporated herein by reference.

(i)
Amended Schedule B dated October 17, 2011, to the Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(n)
Amended and Restated Rule 18f-3 Multiple Class Plan dated July 9, 2014, was previously filed with Post-Effective Amendment No. 623 to the Registration Statement on Form N-1A on November 25, 2014, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for the Registrant dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N‑1A on March 24, 2014, and is incorporated herein by reference.

(ii)
Code of Ethics for Adviser dated March 2017, was previously filed with Post-Effective Amendment No. 803 to the Trust’s Registration Statement on Form N-1A on November 22, 2017, and is incorporated herein by reference.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-68177), dated March 29, 2017.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)       Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Stone Ridge Trust II
Glenmede Fund, Inc.	Stone Ridge Trust III
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	Trust for Advised Portfolios
Harding Loevner Funds, Inc.	USA Mutuals
Hennessy Funds Trust	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

(b)       To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None

(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)       Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	O’Shaughnessy Asset Management, LLC 6 Suburban Avenue Stamford, CT 06901-2012
Registrant’s Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue, 6th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 806 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 806 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 18th day of December, 2017.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 806 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	December 18, 2017
Gail S. Duree

David G. Mertens*	Trustee	December 18, 2017
David G. Mertens

George Rebhan*	Trustee	December 18, 2017
George Rebhan

Raymond B. Woolson*	Trustee	December 18, 2017
Raymond B. Woolson

Joe D. Redwine*	Trustee	December 18, 2017
Joe D. Redwine

/s/ Cheryl L. King	Treasurer and Principal	December 18, 2017
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President, Chief Executive Officer and Principal	December 18, 2017
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		December 18, 2017
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Amendment to the Investment Advisory Agreement	EX.99.d